Cover	Sep. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2021
Entity File Number	333-209478
Entity Registrant Name	NEXT-ChemX Corporation
Entity Central Index Key	0001657045
Entity Tax Identification Number	32-0446353
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1111 W 12th St
Entity Address, Address Line Two	# 113
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78703
City Area Code	(512)
Local Phone Number	663-2690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	COMMON
Trading Symbol	CHMX